Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2023
Background and Summary of Significant Accounting Policies [Abstract]
Schedule of Individual Financial Statements for the Parent Company	The individual financial statements for the parent entity show the following aggregate amounts:
	June 30,
	2023	2022
Statement of financial position
Current Assets	27,048,773	41,144,089
Non-current Assets	229,103	137,128
Total assets	27,277,876	41,281,217

Current liabilities	(4,993,949)	(6,270,879)
Non-current liabilities	(122,710)	(32,450)
Total liabilities	(5,116,659)	(6,303,329)

Shareholders’ equity
Contributed equity	213,971,323	213,787,061
Reserves	3,972,475	3,565,918
Accumulated losses	(195,782,581)	(182,375,091)

Total equity	22,161,217	34,977,888

Statement of profit or loss and other comprehensive income
Loss for the year	(13,967,504)	(13,019,855)

Total comprehensive loss for the year	(13,967,504)	(13,019,855)